Life insurance assets and life insurance liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Life insurance assets and life insurance liabilities
Schedule of life insurance assets and life insurance liabilities

Life insurance assets

Consolidated
$m	2019	2018
Investments held directly and in unit trusts
Unit trusts	6,764	6,545
Equities	989	1,223
Debt securities	1,589	1,622
Loans and other assets	25	60
Total life insurance assets	9,367	9,450

Life insurance liabilities

Consolidated	Life investment		Life insurance
Reconciliation of movements in policy liabilities	contracts		contracts		Total
$m	2019	2018	2019	2018	2019	2018
Opening balance	8,438	9,854	(841)	(835)	7,597	9,019
Movements in policy liabilities reflected in the income statement	504	704	12	(6)	516	698
Contract contributions recognised in policy liabilities	898	738	—	—	898	738
Contract withdrawals recognised in policy liabilities	(1,218)	(1,115)	—	—	(1,218)	(1,115)
Contract fees, expenses and tax recoveries	(73)	(104)	—	—	(73)	(104)
Change in external unit holders of managed investment schemes	(343)	(1,639)	—	—	(343)	(1,639)
Closing balance	8,206	8,438	(829)	(841)	7,377	7,597